Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	$ 4,903	$ 4,903
Accumulated amortization	(4,903)	(4,903)
Total intangible assets, net	0	0
Amortization charge for the year to December 31,	0	1
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	1,699	1,699
Accumulated amortization	(1,699)	(1,699)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	923	923
Accumulated amortization	(923)	(923)
Total Intangible Assets Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization	$ 0	$ 0